Membership Interests (Schedule Of Changes To Membership Interests) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	$ 10,799				$ 8,460					$ 8,460
Net income	131	$ 133	$ 263	$ 139	116	$ 119	$ 194	$ 143	$ 89	651	$ 545	$ 419
Distributions	(91)				(71)					(319)	(209)	(237)
Capital contributions	87				70					1,978	284
Net effects of cash flow hedges	(23)				(4)					2	2	2
Defined benefit pension plans	1				1					27	(65)	$ 8
Balance	10,904	10,799				8,460				10,799	8,460
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	10,938			8,743	8,624					8,624
Net income	131				116
Distributions	(91)				(71)
Capital contributions	87				70
Net effects of cash flow hedges					4
Defined benefit pension plans
Balance	11,065	10,938			8,743	8,624				10,938	8,624
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	(139)			(167)	(164)					(164)
Net income
Distributions
Capital contributions
Net effects of cash flow hedges	(23)				(4)
Defined benefit pension plans	1				1
Balance	(161)	(139)			(167)	(164)				(139)	(164)
Membership Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	10,799			$ 8,576	8,460					8,460
Net income	131				116
Distributions	(91)				(71)
Capital contributions	87				70
Net effects of cash flow hedges	(23)
Defined benefit pension plans	1				1
Balance	$ 10,904	$ 10,799			$ 8,576	$ 8,460				$ 10,799	$ 8,460